Fair Value Measurements - Schedule of change in fair value of derivative warrant liabilities (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Issuance of Public and Private Warrants	$ 16,340,000
Change in fair value of derivative warrant liabilities	(1,935,000)
Derivative warrant liabilities at March 31, 2021	$ 14,405,000